Expense Example, No Redemption {- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Industrials Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Industrials Fund-Class A
Expense Example, No Redemption:
1 Year	$ 673
3 Years	881
5 Years	1,106
10 Years	1,751
Fidelity Advisor Industrials Fund-Class M
Expense Example, No Redemption:
1 Year	475
3 Years	739
5 Years	1,023
10 Years	1,830
Fidelity Advisor Industrials Fund-Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,886
Fidelity Advisor Industrials Fund - Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786